COMMITMENT AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure
Schedule of future minimum under operating leases

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2014:

	RMB	US$
2015	51,837	8,355
2016	41,797	6,736
2017	36,135	5,824
2018	36,135	5,824
2019	36,135	5,824
Thereafter	26,280	4,236
	228,319	36,799

Schedule of future minimum payments for licensing fee commitment	The Group entered into authorization and licensing agreements to substantiate its research and developing activities with terms of 3 years in 2013. As of December 31, 2014, total licensing fee commitments were as follows:RMBUS$20152,17235020162,1723502017 and thereafter--4,344700
Summary of capital commitments
	As of December 31,
	2013	2014
	RMB	RMB	US$
Acquisition of an equity method investment	2,000	—	—
Acquisition of intangible assets	—	15,298	2,466

	2,000	15,298	2,466